STOCKHOLDERS' EQUITY	6 Months Ended
Dec. 31, 2020
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
NOTE 10 -     STOCKHOLDERS’ EQUITY
On October 5, 2020, the Company declared a regular annual cash dividend of $0.20 per share to the holders of the Company’s ordinary shares. The record date was October 22, 2020, and the dividend was paid on November 20, 2020.
On

September 27, 2019, the Company declared a regular annual cash dividend of $0.21 per share to the holders of the Company’s ordinary shares. The record date wa
s

October 22, 2019
,
and the dividend was paid on November 12, 2019.